Fair Value - Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Investment securities		$ 4,027,265	$ 4,971,611
Fair Value, Measurements, Recurring
Assets
Investment securities		4,027,265	4,971,611
Other assets	$ 32,393	11,002	6,060
Liabilities
Other liabilities	(52,629)	(23,122)	(19,995)
Total
Net Assets (Liabilities)	5,343,460	4,015,145	4,957,676
Fair Value, Measurements, Recurring | Level 1
Assets
Investment securities			4,216
Other assets			1,765
Total
Net Assets (Liabilities)			5,981
Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		4,027,265	4,967,395
Other assets	32,393	11,002	4,295
Liabilities
Other liabilities	(44,703)	(23,122)	(19,995)
Total
Net Assets (Liabilities)	$ 5,351,386	4,015,145	4,951,695
U.S. Treasury securities
Assets
Investment securities		499,976	748,515
U.S. Treasury securities | Fair Value, Measurements, Recurring
Assets
Investment securities		499,976	748,515
U.S. Treasury securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		499,976	748,515
Non-government agency/Government-sponsored enterprises debt securities
Assets
Investment securities		95,824	95,572
Non-government agency/Government-sponsored enterprises debt securities | Fair Value, Measurements, Recurring
Assets
Investment securities		95,824	95,572
Non-government agency/Government-sponsored enterprises debt securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		95,824	95,572
Government agency mortgage-backed securities
Assets
Investment securities		55,982
Government agency mortgage-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities		55,982
Government agency mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		55,982
Government sponsored enterprises mortgage backed securities
Assets
Investment securities		10,745	13,203
Government sponsored enterprises mortgage backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities		10,745	13,203
Government sponsored enterprises mortgage backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		10,745	13,203
Non-government mortgage-backed securities
Assets
Investment securities		157	3,404
Non-government mortgage-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities		157	3,404
Non-government mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		157	3,404
Non-government asset-backed securities
Assets
Investment securities		95,310	353,992
Non-government asset-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities		95,310	353,992
Non-government asset-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		95,310	353,992
Collateralized mortgage obligations: Government agency
Assets
Investment securities		2,239,934	2,683,706
Collateralized mortgage obligations: Government agency | Fair Value, Measurements, Recurring
Assets
Investment securities		2,239,934	2,683,706
Collateralized mortgage obligations: Government agency | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		2,239,934	2,683,706
Collateralized mortgage obligations: Government-sponsored enterprises
Assets
Investment securities		1,029,337	1,069,003
Collateralized mortgage obligations: Government-sponsored enterprises | Fair Value, Measurements, Recurring
Assets
Investment securities		1,029,337	1,069,003
Collateralized mortgage obligations: Government-sponsored enterprises | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		$ 1,029,337	1,069,003
Equity securities
Assets
Investment securities			4,216
Equity securities | Fair Value, Measurements, Recurring
Assets
Investment securities			4,216
Equity securities | Fair Value, Measurements, Recurring | Level 1
Assets
Investment securities			$ 4,216